Fair Value Measurements (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative [Line Items]
Investment redeemed near-term not to exceed	90 days
Behavior Risk Margin	$ 77	$ 103
Reinsurance recoverables	2,893	5,006
Outperformance (underperformance) of the underlying actively managed fund compared to indices [Member]
Derivative [Line Items]
Pre-tax realized gains	29	(18)	31
Credit standing adjustment assumption net of reinsurance [Member]
Derivative [Line Items]
Pre-tax realized gains	499	(156)	(8)
Policyholder Behavior Assumptions [Member]
Derivative [Line Items]
Pre-tax realized gains	76	13	45
Net Income Impact [Member]
Derivative [Line Items]
Reinsurance recoverables	$ 900	$ 2,600